Measurement of financial assets and liabilities - Derecognition and collateral (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Securities lending and reverse repurchase agreements
Collateral held in respect of reverse repurchase agreements	$ 2,871	$ 3,623
Lent securities and assets subject to repurchase	1,565	2,001
Cash and securities collateral held or pledged under repurchase and securities lending agreements	1,686	2,042
Credit risk, over-the-counter derivative transactions
Collateral and pledges
Amount of assets pledged as collateral for liabilities	1,527	457
Amount of collateral held	$ 280	$ 1,586